AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 30, 2003
                                    FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
            Pre-Effective Amendment No.  _2__                           [ ]
            Post-Effective Amendment No. ____                           [ ]
                                     AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
            Amendment No. _2_
                        (CHECK APPROPRIATE BOX OR BOXES.)

                             SIT MUTUAL FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

              4600 Wells Fargo Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               Kelly Boston, Esq.
                                Sit Mutual Funds
                4600 Wells Fargo Center, 90 South Seventh Street
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney LLP
                        Suite 1500, 50 South Sixth Street
                           Minneapolis, MN 55402-1498

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this
                                              Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX) [ ] immediately upon filing pursuant to paragraph (b)
[ ]  on December 31, 2003 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (specify date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (specify date) pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further Amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

        (a)     Articles of Incorporation
                (1)     Certificate of Trust
                        (Incorporated by reference to initial N-1A Registration
                         Statement).
                (2)     Agreement and Declaration of Trust
                        (Incorporated by reference to Pre-Effective Amendment No. 1 to the N-1A Registration Statement).

       (b)      Bylaws
                (Incorporated by reference to Pre-Effective Amendment No. 1 to the N-1A Registration Statement).

       (c)      Instruments Defining Rights of Security Holders
                Not applicable.

       (d)      Investment Management Agreement
                (Incorporated by reference to Pre-Effective Amendment No. 1 to the N-1A Registration Statement).

       (e)      Underwriting and Distribution Agreement
                (Incorporated by reference to Pre-Effective Amendment No. 1 to the N-1A Registration Statement).

       (f)      Bonus or Profit Sharing Contracts
                Not applicable.

       (g)      Custodian Agreement
                (Incorporated by reference to Pre-Effective Amendment No. 1 to the N-1A Registration Statement).

       (h.1)    Transfer Agency and Services Agreement
                Filed herewith.

       (h.2)    Accounting Services Agreement
                Filed herewith.

       (i)      Opinions and Consents of Dorsey & Whitney
                Filed herewith.

       (j)      Consent of KPMG LLP
                Filed herewith.

       (k)      Omitted Financial Statements
                Filed herewith.

       (l)      Letter of Investment Intent
                (Incorporated by reference to Pre-Effective Amendment No. 1 to the N-1A Registration Statement).

       (m)      Rule 12b-1 Plan
                Not applicable.

       (n)      Rule 18f-3 Plan
                Not applicable.

       (o)      Reserved.

       (p)      Codes of Ethics
                (Incorporated by reference to Pre-Effective Amendment No. 1 to the N-1A Registration Statement).

Item 24. Persons Controlled by or Under Common Control with Registrant

See the section of the Prospectus entitled "Investment Adviser" and the section of the Statement of Additional Information entitled "Investment Adviser."

Item 25. Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. Reference is made to the Registrant's Agreement and Declaration of Trust and By-Laws, filed as exhibits to this Registration Statement, which provide for the indemnification of Trustees, officers, employees and other agents of the Trust if, in the case of any such person, he or she acted in good faith and in a manner that he or she reasonably believed to be in the bests interests of the Trust and, in the case of a criminal proceeding, had no reasonable cause to believe that his or her conduct was unlawful. There is no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of such person's office with the Trust.

In addition, the Registrant has entered into an Investment Advisory Agreement with its Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Advisor's and Distributor's personnel may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, each Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

Item 26. Business and other Connections of Investment Adviser

Sit Investment Associates, Inc. (the "Adviser"), serves as the investment adviser. Below is a list of the officers and directors of the Adviser their business/employment during the past two years.



Name                         Business and Employment During Past Two Years; Principal Business Address
----                         -------------------------------------------------------------------------
Eugene C. Sit                Chairman, CEO, and CIO of the Adviser; Director of SIA Securities Corp.
                             (the "Distributor"); Chairman of the Board of Directors of Sit Mutual Funds

Peter L. Mitchelson          President and Senior Investment Officer and Director of the Adviser, Vice Chairman
                             of Sit Mutual Funds

Roger J. Sit                 Executive Vice President - Research & Investment Management and Director of the Adviser

Frederick Adler              Director of the Adviser; Of Counsel, Fulbright & Jaworski, 666 5th Avenue, New York, NY 10103

Norman Bud Grossman          Director of the Adviser; President, Cogel Management; 4670 Wells Fargo Center, Minneapolis MN  55402

William E. Frenzel           Director of the Adviser; Director of Sit Mutual Funds; Senior Visiting Scholar at the
                             Brookings Institution 1775 Massachusetts Avenue N.W., Washington, D.C.  20036

Michael C. Brilley           Senior Vice President and Senior Fixed Income Officer of the Adviser; Senior Vice President of
                             Sit U.S. Government Securities Fund, Inc., Sit Money Market Fund, Inc., Sit Mutual Funds II, Inc.
                             and Sit Balanced Fund

Debra A. Sit                 Vice President - Bond Investments of the Adviser; Vice President - Investments of
                             Sit U.S. Government Securities Fund, Inc., Sit Money Market Fund, Inc., and Sit Mutual Funds II, Inc.

Ronald D. Sit                Vice President - Research and Investment Management of the Adviser

Erik S. Anderson             Vice President - Research and Investment Management of the Adviser

Kent L. Johnson              Vice President - Research and Investment Management of the Adviser

Robert W. Sit                Vice President - Research and Investment Management of the Adviser

Jon A. Loth                  Vice President - Research and Investment Management of the Adviser

Paul E. Rasmussen            Vice President, Secretary and Controller and Chief Compliance Officer of the Adviser and
                             the Sub-Adviser; Vice President and Treasurer of all Sit Mutual Funds

David A. Brown               Vice President - Client Relations Marketing of the Adviser

Carla J. Rose                Vice President - Administration & Deputy Controller of the Adviser

Debra K. Beaudet             Vice President - Staff Operations of the Adviser



Item 27. Principal Underwriters

The Distributor for the Registrant is SIA Securities Corp., 4600 Wells Fargo Center, Minneapolis, MN 55402, an affiliate of the Adviser. The Distributor distributes only shares of the Sit Mutual Funds, including the Registrant.

Below is a list of the officers and directors of the Distributor and their business/employment during the past two years:



Name                        Business and Employment During Past Two Years; Principal Business Address
----                        -------------------------------------------------------------------------
Eugene C. Sit               Chairman, CEO and CIO of the Adviser; Chairman, Director of the Distributor;
                            Chairman of the Board of Directors of all Sit Mutual Funds

Peter L. Mitchelson         President and Senior Investment Officer and Director of the Adviser,
                            Vice Chairman of Sit Mutual Funds

Paul E. Rasmussen           Vice President, Secretary, Controller and Chief Compliance Officer for the Adviser;
                            President and Treasurer  of the Distributor; Vice President & Treasurer of all Sit Mutual Funds

Item 28. Location of Accounts and Records

The Custodian for the Registrant is The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675.

The Transfer Agent for the Registrant is PFPC, Inc., 4400 Computer Drive, Westboro, MA 01581. Other books and records are maintained by the Adviser, which is located at 4600 Wells Fargo Center, Minneapolis, MN 55402.

Item 29. Management Services
           Not applicable.

Item 30. Undertakings
           Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, 30th day of December 2003.

                                          SIT MUTUAL FUNDS TRUST
                                          (Registrant)

                                          By        /s/ Eugene C. Sit
                                             -----------------------------------
                                          Eugene C. Sit, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. All revisions in the enclosed Amendment are stylistic or otherwise, by themselves, would not have necessitated a Rule 485(a) filing. The enclosed Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Signature and Title
-------------------


/s/ Eugene C. Sit                                      Dated:  December 30, 2003
-----------------------------------------------------
Eugene C. Sit, Trustee
(Principal Executive Officer and Trustee)


/s/ Paul E. Rasmussen                                  Dated:  December 30, 2003
-----------------------------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

                       REGISTRATION STATEMENT ON FORM N-1A

                                  EXHIBIT INDEX

EXHIBIT NO.     NAME OF EXHIBIT                                         PAGE NO.
-----------     ---------------                                         --------

(h.1.)          Transfer Agency and Services Agreement                     C-6

(h.2.)          Accounting Services Agreement                             C-26

(i.)            Opinions and Consents of Dorsey & Whitney, LLP            C-42

(j.)            Consent of KPMG, LLP                                      C-43

(k.)            Omitted Financial Statements                              C-44